AUTOMOBILE LOANS (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 23, 2015	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Schedule Of Automobile Loans [Line Items]
Property, Plant and Equipment, Net, Total		$ 360,920	$ 322,226	$ 242,123
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		216,985		$ 107,522
Debt Instrument, Face Amount	$ 117,917
Debt Instrument, Periodic Payment, Total	$ 3,819
Trucks And Automobiles [Member]
Schedule Of Automobile Loans [Line Items]
Property, Plant and Equipment, Net, Total		108,592
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		$ 37,577
Debt Issuance One [Member]
Schedule Of Automobile Loans [Line Items]
Debt Instrument, Issuance Date		Feb. 17, 2014
Debt Instrument, Face Amount		$ 31,681
Debt Instrument, Interest Rate, Effective Percentage		3.59%
Debt Instrument, Frequency of Fee		72 monthly
Debt Instrument, Periodic Payment, Total		$ 490
Debt Instrument, Maturity Date		Mar. 03, 2020
Debt Issuance Two [Member]
Schedule Of Automobile Loans [Line Items]
Debt Instrument, Issuance Date		Apr. 03, 2014
Debt Instrument, Face Amount		$ 23,206
Debt Instrument, Interest Rate, Effective Percentage		10.74%
Debt Instrument, Frequency of Fee		36 monthly
Debt Instrument, Periodic Payment, Total		$ 758
Debt Instrument, Maturity Date		Apr. 10, 2017
Debt Issuance Three [Member]
Schedule Of Automobile Loans [Line Items]
Debt Instrument, Issuance Date		Jun. 03, 2014
Debt Instrument, Face Amount		$ 14,954
Debt Instrument, Interest Rate, Effective Percentage		4.99%
Debt Instrument, Frequency of Fee		60 monthly
Debt Instrument, Periodic Payment, Total		$ 282
Debt Instrument, Maturity Date		Jun. 03, 2019
Debt Issuance Four [Member]
Schedule Of Automobile Loans [Line Items]
Debt Instrument, Issuance Date		Jun. 03, 2014
Debt Instrument, Face Amount		$ 14,954
Debt Instrument, Interest Rate, Effective Percentage		4.99%
Debt Instrument, Frequency of Fee		60 monthly
Debt Instrument, Periodic Payment, Total		$ 282
Debt Instrument, Maturity Date		Jun. 03, 2019